INVESTMENT MANAGER                                 REPORT TO SHAREHOLDERS
     Legg Mason Fund Adviser, Inc.                FOR THE SIX MONTHS ENDED
     Baltimore, MD                                   SEPTEMBER 30, 1995

BOARD OF TRUSTEES
     John F. Curley, Jr., Chairman
     Edmund J. Cashman, Jr.
     Richard G. Gilmore
     Charles F. Haugh
     Arnold L. Lehman                                      THE
     Dr. Jill E. McGovern                               LEGG MASON
     T. A. Rodgers                                       TAX-FREE
     Edward A. Taber, III                              INTERMEDIATE-
                                                           TERM
TRANSFER AND SHAREHOLDER SERVICING AGENT               INCOME TRUST
     Boston Financial Data Services
     Boston, MA

CUSTODIAN
     State Street Bank & Trust Company
     Boston, MA

COUNSEL
     Kirkpatrick & Lockhart
     Washington, D.C.

INDEPENDENT ACCOUNTANTS
     Coopers & Lybrand L.L.P.
     Baltimore, MD
                                                  PUTTING YOUR FUTURE FIRST
                                                   (LEGG MASON FUND LOGO)
     THIS REPORT IS NOT TO BE DISTRIBUTED UNLESS
     PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

                      LEGG MASON WOOD WALKER, INCORPORATED

                            111 South Calvert Street
                    P.O. Box 1476, Baltimore, MD 21203-1476
                         410 (Bullet) 539 (Bullet) 0000
 (RECYCLE LOGO)   PRINTED ON RECYCLED PAPER
LMF-039

     TO OUR SHAREHOLDERS,
         On September 30, 1995, the Legg Mason Tax-Free Intermediate-Term Trust had a 30-day annualized SEC yield of 4.14%, an average weighted maturity of
     7.2 years and net assets per share of $15.37.
         The Trust continues to seek a high level of current income exempt from federal income taxes, consistent with prudent investment risk. We purchase only securities which have received investment grade ratings from Moody's Investors Service or Standard & Poor's Corporation or which are judged by the Trust's investment advisor to be of comparable quality. Moody's ratings of securities we currently own are:

      Aaa                                           53.5%
      Aa                                            26.2%
      A                                             15.0%
      Short-term securities                          5.3%

         During the six months ended September 30, the value of the Trust's portfolio holdings rose as interest rates on tax-exempt securities declined. This increase in portfolio value, plus dividends paid from interest earnings, produced a total return for shareholders of 4.42% (not annualized) in the six-month period. Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid, and does not reflect the effect of the 2% maximum initial sales charge, which applied to purchases of Trust shares prior to August 1, 1995. (In this regard, all shareholders should be aware that the Trust's initial sales charge has been waived since August 1, and that the waiver will continue at least through January 31, 1996.)
         Normally, the average weighted maturity of the portfolio will be kept within a range of 2-10 years. Because of the portfolio's intermediate-term maturity, we expect that in most market periods the Trust will offer higher yields than shorter-term municipal bond funds and greater price stability than municipal bond funds with longer maturities. However, shareholders should keep in mind that net asset value per share will fluctuate -- both up and down -- in response to changes in interest rates, unlike money market funds which attempt to maintain a constant net asset value of $1 per share.
         We believe that the Tax-Free Intermediate-Term Trust's emphasis on portfolio quality, tax-free income, and intermediate-term maturities continues to be a sensible investment combination for many investors.
                                          Sincerely,
                                          (Signature of John F. Curley, Jr.)
                                          John F. Curley, Jr.
                                          Chairman
     November 10, 1995

     STATEMENT OF NET ASSETS
     LEGG MASON TAX-FREE INCOME FUND
     TAX-FREE INTERMEDIATE-TERM INCOME TRUST
     SEPTEMBER 30, 1995
     (AMOUNTS IN THOUSANDS)  (UNAUDITED)

      Principal
      Amount                                             Value
MUNICIPAL BONDS -- 93.7%
                  Arizona -- 5.6%
                  Arizona Transportation Board
                    Subordinated Highway Revenue Series
                    1992 A
       $   500        6.00%    7/1/00                   $   533
                  Salt River Project Agricultural
                    Improvement and Power District,
                    Electric System Refunding Revenue
                    1993 Series A
         1,000        5.30%    1/1/03                     1,033
                  Scottsdale Street and Highway User
                    Revenue Refunding Series 1993
         1,000        5.00%    7/1/02                     1,017
                  University of Arizona Board of
                    Regents
                      7.20%    6/1/01
           500        (Pre-refunded 6/1/98(B))              546
                                                          3,129
                  Connecticut -- 2.0%
                  State of Connecticut Special Tax
                    Obligation, Transportation
                    Infrastructure 1990 Series A
                      7.10%    6/1/04
         1,000        (Pre-refunded 6/1/01(B))              1,133
                  Florida -- 1.9%
                  Northwest Florida Water Management
                    District Land Acquisition Revenue
                    Refunding Series 1992 (FGIC
                    insured)
         1,000        5.50%    4/1/02                     1,051
                  Illinois -- 4.1%
                  State of Illinois, GO
                    Series April 1986
         1,000        6.90%    4/1/01                     1,034
                  State of Illinois Sales Tax Revenue
                    Series O
         1,220        5.90%    6/15/01                    1,292
                                                          2,326
                  Indiana -- 0.9%
                  State of Indiana Toll Finance
                    Authority Toll Road Revenue
                    Refunding Series 1987
           500        7.00%    7/1/07                       522

      Principal
      Amount                                             Value
                  Kentucky -- 1.8%
                  Turnpike Authority of Kentucky,
                    Economic Development Road Revenue
                    and Revenue Refunding
                    (Revitalization Projects) Series
                    1993
                    (AMBAC insured)
       $ 1,000        5.30%    7/1/04                   $ 1,037
                  Louisiana -- 1.8%
                  City of New Orleans Audubon Park
                    Commission Aquarium Series 1993
                    (FGIC insured)
         1,000        6.00%    10/1/08                    1,034
                  Maine -- 1.8%
                  Maine Municipal Bond Bank Refunding
                    1993 Series A
         1,000        5.20%    11/1/05                    1,015
                  Maryland -- 21.7%
                  Cecil County, GO Consolidated Public
                    Improvement and Refunding 1993
                    (FGIC insured)
           850        6.50%    12/1/99                      920
                  Howard County, Consolidated Public
                    Improvement and Refunding 1993
                    Series A
         1,000        4.80%    8/15/01                    1,014
                  Maryland Department of
                    Transportation Consolidated
                    Transportation
                    Refunding Series 1993
         1,000        4.375%   6/15/04                      961
                    Series 1991
         1,000        6.00%    9/1/00                     1,067
                  Maryland Health and Higher
                    Educational Facilities Authority
                    Refunding Revenue
                      Francis Scott Key Medical Center
                      Series 1993 (FGIC insured)
         1,000        4.80%    7/1/01                     1,009
                      Johns Hopkins University Issue
                      Series 1988
         1,300        7.50%    7/1/20                     1,430

      Principal
      Amount                                             Value

MUNICIPAL BONDS -- Continued
                  Maryland -- Continued
                  Maryland Transportation Authority
                    Transportation Facilities Projects
                    Revenue Series 1992 (FGIC insured)
       $ 1,000        5.70%    7/1/05                   $ 1,054
                  Mayor and City Council of Baltimore
                    GO Consolidated Public Improvement
                    Refunding 1995 Series A (FGIC
                    insured)
           750        0%(A)   10/15/06                      422
                  Project and Refunding Revenue
                      (Water Projects) Series 1990-A
                      (MBIA insured)
                      6.50%    7/1/20
         1,000        (Pre-refunded 7/1/00(B))            1,085
                  Montgomery County, GO Consolidated
                    Public Improvement Series B
         1,000    6.80%    11/1/99                        1,094
                  6.80%    11/1/07
         1,000    (Pre-refunded 11/1/99(B))               1,108
                  Northeast Maryland Waste Disposal
                    Authority Solid Waste Revenue
                    (Montgomery County Resource
                    Recovery Project) Series 1993 A AMT
         1,000        5.60%    7/1/02                     1,019
                                                         12,183
                  Massachusetts -- 0.9%
                  Commonwealth of Massachusetts, GO
                    Refunding 1986 Series A
                      7.125%   10/1/05
           500        (Pre-refunded 10/1/96(B))             526
                  Missouri -- 0.9%
                  Missouri Health and Educational
                    Facilities Authority Refunding
                    Revenue, (SSM Health Care)
                    Series 1992 AA (MBIA insured)
           500        4.90%    6/1/98                       506
                  Nebraska -- 1.8%
                  Nebraska Public Power District
                    Revenue
         1,000        5.70%    1/1/04                     1,043
                  Nevada -- 1.0%
                  State of Nevada, GO LT (Nevada
                    Municipal Bond Bank Refunding
                    Project No. 4) Series 1989 B
           500        6.70%    2/1/01                       544

      Principal
      Amount                                             Value
                  New Hampshire -- 1.9%
                  New Hampshire Municipal Bond Bank, GO
                    Refunding 1991 Series H
       $ 1,000        5.70%    2/15/01                  $ 1,049
                  New Jersey -- 3.8%
                  New Jersey Turnpike Authority,
                    Turnpike Revenue Series 1991 C
                    (AMBAC insured)
         2,000        6.40%    1/1/07                     2,141
                  North Carolina -- 1.9%
                  North Carolina Eastern Municipal
                    Power Agency, Power System Revenue
                    Refunding Series 1987 A
         1,000        7.30%    1/1/04                     1,055
                  Ohio -- 4.5%
                  City of Franklin Ohio Refunding
                    Bonds, Series 1993 A (Limited Tax
                    General Obligation Bonds)
         2,000        5.50%    12/1/11                    1,983
                  State of Ohio Higher Education
                    Facilities Revenue Series 1988 A
           500        7.00%    11/1/01                      531
                                                          2,514
                  Pennsylvania -- 2.8%
                  City of Philadelphia Gas Works
                    Revenue, 10th Series (BIGI insured)
                      7.20%    7/1/01
           500        (Pre-refunded 7/1/96(B))              522
                  Pennsylvania Intergovernmental
                    Cooperation Authority Special Tax
                    Revenue (City of Philadelphia
                    Funding Program) Series 1992
                    (FGIC insured)
         1,000        5.75%    6/15/99                    1,042
                                                          1,564
                  South Carolina -- 5.8%
                  Berkeley County Water and Sewer
                    Revenue Refunding and Improvement
                    (MBIA insured)
         1,000        6.50%    6/1/06                     1,086
                  South Carolina Public Service
                    Authority Revenue, 1991 Refunding
                    and Improvement Series B
         1,000        6.70%    7/1/02                     1,107

     LEGG MASON TAX-FREE INCOME FUND
     TAX-FREE INTERMEDIATE-TERM INCOME TRUST
     (AMOUNTS IN THOUSANDS)

      Principal
      Amount                                             Value
MUNICIPAL BONDS -- Continued
                  South Carolina -- Continued
                  State of South Carolina, State
                    Capital Improvement Series S
                      6.75%    8/1/01
       $ 1,000        (Pre-refunded 8/1/96(B))          $ 1,043
                                                          3,236
                  Tennessee -- 1.9%
                  State of Tennessee GO, 1994 Series A
         1,000        5.25%    3/1/02                     1,041
                  Texas -- 7.1%
                  City of Austin Combined Utility
                    Systems Revenue Refunding Series
                    1992 A (MBIA insured)
         1,000        6.00%    11/15/04                   1,080
                  City of Houston Water and Sewer
                    System Junior Lien Revenue
                    Refunding Series 1992 C
                    (MBIA insured)
         1,000        5.40%    12/1/01                    1,044
                  Texas Public Finance Authority, GO
                    Refunding (Superconducting Super
                    Collider Project) Series 1992 C
                    (FGIC insured)
         1,000        0%(A)   4/1/02                        725
                  United Independent School District
                    (Webb County Texas) Unlimited Tax
                    School Building Bonds, Series 1995
                    (PSFG insured)
         1,000        7.10%    8/15/06                    1,163
                                                          4,012
                  Utah -- 0.9%
                  Intermountain Power Agency Power
                    Supply Revenue Refunding 1988
                    Series B
           500        6.90%    7/1/96                       510
                  Vermont -- 2.8%
                  State of Vermont, GO 1990 Series A
                      6.75%    2/1/03
         1,400        (Pre-refunded 2/1/00(B))            1,547
      Principal
      Amount                                             Value
                  Virginia -- 13.2%
                  Commonwealth of Virginia
                    Transportation Board,
                    Transportation Contract Revenue
                    Refunding Series 1992 (Route 28
                    Project)
       $ 1,000        5.75%    4/1/00                   $ 1,053
         1,000        6.00%    4/1/06                     1,066
                  Fairfax County Public Improvement
                    Refunding Series 1992 C
         2,000        5.50%    10/1/03                    2,077
                  Henrico County GO Public Improvement
                    Refunding Series 1993
         1,100        5.25%    1/15/09                    1,092
                  Virginia Public Building Authority
                    State Building Revenue Refunding
                    Series 1992 B
         1,000        5.625%   8/1/02                     1,060
                  Virginia State Public School
                    Authority Series B
                      6.75%    1/1/99
         1,000        (Pre-refunded 1/1/97(B))            1,052
                                                          7,400
                  Wisconsin -- 0.9%
                  State of Wisconsin, GO 1989 Series B
           500        6.90%    5/1/96                       509
                  Total Municipal Bonds -- 93.7%
                      (Identified Cost -- $51,290)       52,627

SHORT-TERM INVESTMENTS -- 5.0%
                  Variable Rate Demand
                    Obligations -- 4.6%
                  Lincoln County Wyoming PCR Bonds
                    (Exxon Project) Series 1985
           400        3.90%(C) 10/3/95                      400
                  Sublette County Wyoming (Exxon
                    Project) Series 1984
           500        3.90%(C) 10/3/95                      500
                  Sweetwater County Wyoming (Pacific
                    Corp. Projects)
                    (Exxon Project) Series 1984
           300        3.75%(C) 10/3/95                      300

      Principal
      Amount                                             Value

SHORT-TERM INVESTMENTS -- Continued
                  Jackson County, Mississippi Port
                    Facility Refunding Bonds (Chevron
                    USA, Inc. Projects)
                    Series 1983
          $400        3.75%(C) 10/3/95                  $   400
                  Emery County Utah PCR Refunding Bonds
                    (Pacific Corp. Projects)
                    Series 1994
         1,000        3.95%(C) 10/3/95                    1,000
                                                          2,600
                  Repurchase Agreement -- 0.4%
                  State Street Bank & Trust Company
                    2.50% dated 9/29/95, to be
                    repurchased at $215 on 10/2/95
                    (Collateral: $150 U.S. Treasury
                    Bonds, 12.0% due 8/15/13, value
           215      $224)                                   215
                  Total Short-term Investments -- 5.0%
                    (Identified Cost -- $2,815)           2,815
                  Total Investments -- 98.7%
                  (Identified Cost -- $54,105)           55,442
                  Other Assets Less Liabilities -- 1.3%     717
                  NET ASSETS -- 100.0%                  $56,159

Net Assets Consisting of:
Accumulated paid-in capital
  applicable to 3,654 shares
  outstanding                          $55,052
Accumulated net realized
  loss on investments                     (228)
Unrealized appreciation of
  investments                            1,335
NET ASSETS                                       $56,159
NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE                                 $15.37
MAXIMUM OFFERING PRICE PER SHARE
  (net asset value plus sales charge
  of 2% of offering price)                        $15.37*

     * SALES CHARGES ARE BEING WAIVED DURING THE PERIOD AUGUST 1, 1995 TO JANUARY 31, 1996.
   (A) ZERO-COUPON BOND -- A BOND WITH NO PERIODIC INTEREST PAYMENTS WHICH IS SOLD AT SUCH A DISCOUNT AS TO PRODUCE A CURRENT YIELD TO MATURITY.
   (B) PRE-REFUNDED BOND -- BONDS ARE REFERRED TO AS PRE-REFUNDED WHEN THE ISSUE HAS BEEN ADVANCE REFUNDED BY A SUBSEQUENT ISSUE. THE ORIGINAL ISSUE IS USUALLY ESCROWED WITH U.S. TREASURY SECURITIES IN AN AMOUNT SUFFICIENT TO PAY THE INTEREST, PRINCIPAL AND CALL PREMIUM, IF ANY, TO THE EARLIEST CALL DATE. ON THAT CALL DATE, THE BOND WILL "MATURE". THE PRE-REFUNDED DATE IS USED IN DETERMINING WEIGHTED AVERAGE PORTFOLIO MATURITY.
   (C) THE RATE SHOWN IS THE RATE AS OF SEPTEMBER 30, 1995, AND THE MATURITY SHOWN IS THE LONGER OF THE NEXT INTEREST READJUSTMENT DATE OR THE DATE THE PRINCIPAL AMOUNT OWED CAN BE RECOVERED THROUGH DEMAND.
       A GUIDE TO ABBREVIATIONS APPEARS ON THE NEXT PAGE.
       SEE NOTES TO FINANCIAL STATEMENTS.
                                                                               5

     LEGG MASON TAX-FREE INCOME FUND
     TAX-FREE INTERMEDIATE-TERM INCOME TRUST
     SEPTEMBER 30, 1995

                                     % of       Market
                                  Net Assets     Value
                                                 (000)
SECTOR DIVERSIFICATION
General Obligation -- Local           21.8%     $12,244
Ground Transportation Revenue         18.6       10,453
Pre-refunded Bonds                    15.3        8,562
Public Utilities                      10.4        5,829
General Obligation -- State            5.9        3,309
Water and Sewer Revenue                5.6        3,180
Education Revenue                      5.6        3,124
Hospital Revenue                       2.7        1,515
Sales Tax Revenue                      2.3        1,292
Lease Revenue                          1.9        1,059
Special Tax Revenue                    1.8        1,042
Solid Waste Revenue                    1.8        1,018
Short-term Investments                 5.0        2,815
Other Assets Less Liabilities          1.3          717
                                     100.0%     $56,159

INVESTMENT ABBREVIATIONS

      AMBAC     AMBAC Indemnity Corporation
      AMT       Alternative Minimum Tax
      BIGI      Bond Investors Guaranty Insurance
      FGIC      Financial Guaranty Insurance Company
      GO        General Obligation
      LT        Limited Tax
      MBIA      Municipal Bond Insurance Association
      PCR       Pollution Control Revenue
      PSFG      Permanent School Fund Guaranty

     STATEMENT OF OPERATIONS
     LEGG MASON TAX-FREE INCOME FUND
     TAX-FREE INTERMEDIATE-TERM INCOME TRUST
     FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1995  (UNAUDITED)

      (Amounts in Thousands)
INVESTMENT INCOME:
        Interest                                                     $1,309
EXPENSES:
        Investment advisory fee                              $140
        Distribution and service fees                          64
        Custodian fee                                          24
        Legal and audit fees                                   11
        Transfer agent and shareholder servicing expense       10
        Registration fees                                       9
        Organization expense                                    7
        Reports to shareholders                                 3
        Trustees' fees                                          2
        Other expenses                                          2
                                                              272
          Less fees waived                                   (156)
          Total expenses, net of waivers                                116
      NET INVESTMENT INCOME                                           1,193
      INCREASE IN UNREALIZED APPRECIATION OF INVESTMENTS              1,035
      INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $2,228

     SEE NOTES TO FINANCIAL STATEMENTS.
                                                                               7

     STATEMENT OF CHANGES IN NET ASSETS
     LEGG MASON TAX-FREE INCOME FUND
     TAX-FREE INTERMEDIATE-TERM INCOME TRUST

                                                                  For the               For the
                                                              Six Months Ended         Year Ended
    (Amounts in Thousands)                                   September 30, 1995      March 31, 1995
                                                                (Unaudited)
CHANGE IN NET ASSETS:
      Net investment income                                      $  1,193              $  2,456
      Net realized loss on investments                                 --                  (221)
      Change in unrealized appreciation of investments              1,035                   450
      Increase in net assets resulting from operations              2,228                 2,685
      Distributions to shareholders from net investment income     (1,193)               (2,456)
      Change in net assets from Fund share transactions             6,287                (5,424)
        Change in net assets                                        7,322                (5,195)
NET ASSETS:
      Beginning of period                                          48,837                54,032
      End of period                                              $ 56,159              $ 48,837

     SEE NOTES TO FINANCIAL STATEMENTS.
8

     FINANCIAL HIGHLIGHTS
     LEGG MASON TAX FREE INCOME FUND
     TAX-FREE INTERMEDIATE-TERM INCOME TRUST
         Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                                                      For the
                                                  Six Months Ended         For the Years Ended March 31,
                                                 September 30, 1995          1995                1994
                                                    (Unaudited)
PER SHARE OPERATING PERFORMANCE:
      Net asset value, beginning of period              $15.06               $14.96              $15.06
      Net investment income(A)                            0.33                 0.72                0.70
      Net realized and unrealized gain (loss)
        on investments                                    0.31                 0.10               (0.09)
      Total from investment operations                    0.64                 0.82                0.61
      Distributions to shareholders from:
        Net investment income                            (0.33)               (0.72)              (0.70)
        Net realized gain                                   --                   --               (0.01)
      Total distributions                                (0.33)               (0.72)              (0.71)
      Net asset value, end of period                    $15.37               $15.06              $14.96
      Total return(D)                                     4.42%(C)             5.65%               3.99%
RATIOS/SUPPLEMENTAL DATA:
      Ratios to average net assets:
        Expenses(A)                                       0.46%(B)             0.34%               0.30%
        Net investment income(A)                          4.68%(B)             4.83%               4.44%
      Portfolio turnover rate                             16.4%(B)             24.8%                6.6%
      Net assets, end of period
        (in thousands)                                 $56,159              $48,837             $54,032

                                                   November 9, 1992*
                                                          to
                                                    March 31, 1993
PER SHARE OPERATING PERFORMANCE:
      Net asset value, beginning of period               $14.70
      Net investment income(A)                             0.28
      Net realized and unrealized gain (loss)
        on investments                                     0.36
      Total from investment operations                     0.64
      Distributions to shareholders from:
        Net investment income                             (0.28)
        Net realized gain                                    --
      Total distributions                                 (0.28)
      Net asset value, end of period                     $15.06
      Total return(D)                                      4.35%(C)
      RATIOS/SUPPLEMENTAL DATA:
      Ratios to average net assets:
        Expenses(A)                                        0.20%(B)
        Net investment income(A)                           4.71%(B)
      Portfolio turnover rate                                --
      Net assets, end of period
        (in thousands)                                  $37,138

     * COMMENCEMENT OF OPERATIONS.
   (A) NET OF FEES WAIVED AND EXPENSES REIMBURSED BY THE ADVISER IN EXCESS OF VOLUNTARY EXPENSE LIMITATIONS AS FOLLOWS: 0.20% OF AVERAGE DAILY NET ASSETS UNTIL MARCH 31, 1993; 0.30% UNTIL JUNE 30, 1994; 0.35% UNTIL JULY 31, 1995; AND 0.65% THROUGH JANUARY 31, 1996.
   (B) ANNUALIZED.
   (C) NOT ANNUALIZED.
   (D) EXCLUDING SALES CHARGE.
       SEE NOTES TO FINANCIAL STATEMENTS.
                                                                               9

     NOTES TO FINANCIAL STATEMENTS
     LEGG MASON TAX-FREE INCOME FUND
     TAX-FREE INTERMEDIATE-TERM INCOME TRUST
     (Amounts in Thousands)  (Unaudited)
1. SIGNIFICANT ACCOUNTING POLICIES:
          The Legg Mason Tax-Free Income Fund ("Trust"), consisting of the Maryland Tax-Free Income Trust ("Maryland Fund"), the Pennsylvania Tax-Free Income Trust ("Pennsylvania Fund") and the Tax-Free Intermediate-Term Income Trust ("Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. All series of the Trust are non-diversified. The financial statements of the Maryland Fund and the Pennsylvania Fund are included in separate reports to shareholders.
      Security Valuation
          Portfolio securities are valued based upon market quotations. When market quotations are not readily available, securities are valued based on prices received from recognized broker-dealers in the same or similar securities. The amortized cost method of valuation is used for debt obligations with 60 days or less remaining to maturity.
      Dividends and Distributions to Shareholders
          Dividends are declared daily and paid monthly. Net capital gain distributions are declared and paid after the end of the tax year in which the gain is realized. Dividends payable are recorded on the dividend record date. At September 30, 1995, dividends payable of $105 were accrued. Net income for dividend purposes consists of interest accrued and accrued expenses. Bond premium is amortized for financial reporting and tax purposes. Bond discount, other than original issue, is not amortized. Security Transactions and Investment Income
          Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis. Interest income and expenses are recorded on the accrual basis. Repurchase Agreements
          All repurchase agreements are fully collateralized by obligations issued by the U.S. government or its agencies and such collateral is in the possession of the Fund's custodian. The value of such collateral includes accrued interest. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially.
      Federal Income Taxes
          No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income to its shareholders. The Fund has unused capital loss carryforwards for federal income tax purposes of $161 which expire in 2003.
2. INVESTMENT TRANSACTIONS:
          Investment transactions for the six months ended September 30, 1995 (excluding short-term securities) were as follows:

      Purchases                                  $ 4,216
      Proceeds from sales                             --

          At September 30, 1995, the cost of securities for federal income tax purposes was $54,105. Aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,389 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $54.
3. FUND SHARE TRANSACTIONS:
          At September 30, 1995, there were unlimited shares authorized at $.001 par value for the Trust and the Fund. Transactions in Fund shares were as follows:

                               For the               For the
                           Six Months Ended         Year Ended
                          September 30, 1995      March 31, 1995
                          Shares     Amount     Shares     Amount
      Sold                  659     $ 10,099      347     $  5,151
      Reinvestment of
        distributions        58          886      123        1,820
      Repurchased          (307)      (4,698)    (839)     (12,395)
      Net change            410     $  6,287     (369)    $ (5,424)

4. TRANSACTIONS WITH AFFILIATES:
          The Fund has an investment advisory and management agreement with Legg Mason Fund Adviser, Inc. ("Adviser"), a corporate affiliate of Legg Mason
10

     (Amounts in Thousands)
      Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange and the distributor for the Fund. Under this agreement, the Adviser provides the Fund with investment advisory, management and administrative services for which the Fund pays a fee at an annual rate of 0.55% of average daily net assets of the Fund, calculated daily and payable monthly. The agreement with the Adviser provides that expense reimbursements be made to the Fund for expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) which in any month are in excess of annual rates, based on average daily net assets, according to the following schedule: 0.20% until March 31, 1993; 0.30% until June 30, 1994; 0.35% until July 31, 1995, and 0.65% through January 31, 1996 or until the Fund's net assets reach $100 million, whichever occurs first. For the six months ended September 30, 1995, advisory fees of $140 were waived.
          Legg Mason, as distributor of the Fund, receives an annual distribution fee of 0.125% and an annual service fee of 0.125% of the Fund's average daily net assets, calculated daily and payable monthly. For the six months ended September 30, 1995, distribution and service fees totalling $16 were waived and $18 was due to the distributor. Legg Mason also has an agreement with the Fund's transfer agent to assist with certain of its duties. For this assistance, Legg Mason was paid $3 by the transfer agent for the six months ended September 30, 1995.
                                                                              11